Convertible Notes Payable – Related Parties (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Convertible Promissory Notes

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the nine months ended September 30, 2024, and years ended December 31, 2023, and 2022:

Principal Balance, December 31, 2022	2,000,000
Conversion of one of the notes	(500,000)
Principal Balance, December 31, 2023	1,500,000
Conversion of one of the notes, paid interest then principal, leaving new balance	69,669
Principal Balance, June 30, 2024	1,569,669
Made a cash payment towards interest and principal balance in full	(69,669)
Conversion of full principal balance of final note	(1,500,000)
Principal Balance, September 30, 2024	-